Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
With an allowance	$ 68
Without an allowance	20
Total nonperforming loans	88	$ 86
With an allowance, Other assets owned	0
Without an allowance, Other assets owned	1
Other assets owned	1	3
With an allowance, Total nonperforming assets	68
Without an allowance, Total nonperforming assets	21
Total nonperforming assets	89	89
Other residential mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	57
Without an allowance	0
Total nonperforming loans	57	62
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	10
Without an allowance	20
Total nonperforming loans	$ 30	$ 24